CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018					$ 142,429
Balance (in shares) at Dec. 31, 2018					80,810,340
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series E convertible preferred stock, net of issuance costs					$ 18,126
Issuance of Series E convertible preferred stock, net of issuance costs (in shares)					3,391,230
Balance at Dec. 31, 2019					$ 160,555
Balance (in shares) at Dec. 31, 2019					84,201,570
Balance at Dec. 31, 2018	$ 1	$ 0	$ 7,699	$ (99,838)	$ (92,138)
Balance (in shares) at Dec. 31, 2018	5,047,283	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	0	(35,792)	(35,792)
Issuance of series E convertible preferred stock, net of issuance costs	$ 0	$ 0	0	0	0
Issuance of series E convertible preferred stock, net of issuance costs (in shares)	0	0
Common stock issued upon exercise of stock options	$ 0	$ 0	116	0	116
Common stock issued upon exercise of stock options (in shares)	216,120	0
Stock-based compensation expense	$ 0	$ 0	2,715	0	2,715
Balance at Dec. 31, 2019	$ 1	$ 0	10,530	(135,630)	(125,099)
Balance (in shares) at Dec. 31, 2019	5,263,403	0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series E convertible preferred stock, net of issuance costs					$ 35,259
Issuance of Series E convertible preferred stock, net of issuance costs (in shares)					6,587,698
Balance at Dec. 31, 2020					$ 195,814
Balance (in shares) at Dec. 31, 2020					90,789,268
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0	0	(36,613)	$ (36,613)
Issuance of series E convertible preferred stock, net of issuance costs	$ 0	$ 0	0	0	0
Issuance of series E convertible preferred stock, net of issuance costs (in shares)	0	0
Common stock issued upon exercise of stock options	$ 0	$ 0	63	0	63
Common stock issued upon exercise of stock options (in shares)	114,884	0
Stock-based compensation expense	$ 0	$ 0	1,924	0	1,924
Balance at Dec. 31, 2020	$ 1	$ 0	12,517	(172,243)	(159,725)
Balance (in shares) at Dec. 31, 2020	5,378,287	0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series E convertible preferred stock, net of issuance costs					$ (4)
Issuance of Series E convertible preferred stock, net of issuance costs (in shares)					0
Conversion of the convertible preferred stock into Class A and B common stock					$ (195,810)
Conversion of the convertible preferred stock into Class A and B common stock (in shares)					(90,789,268)
Balance at Dec. 31, 2021					$ 0
Balance (in shares) at Dec. 31, 2021					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	0	(94,989)	$ (94,989)
Issuance of series E convertible preferred stock, net of issuance costs	$ 0	$ 0	0	0	0
Issuance of series E convertible preferred stock, net of issuance costs (in shares)	0	0
Common stock issued upon exercise of stock options and vesting of restricted stock units	$ 0	$ 0	5,618	0	5,618
Common stock issued upon exercise of stock options and vesting of restricted stock units (in shares)	2,935,595	0
Conversion of the convertible preferred stock into common stock	$ 5	$ 2	195,803	0	195,810
Conversion of the convertible preferred stock into common stock (in shares)	52,466,941	19,937,500
Net equity infusion from the Business Combination	$ 6	$ 0	501,164	0	501,170
Net equity infusion from the Business Combination (in shares)	56,708,872	0
Majelac Technologies LLC Acquisition	$ 0	$ 0	4,232	0	4,232
Majelac Technologies LLC Acquisition (in shares)	535,715	0
Stock-based compensation expense	$ 0	$ 0	24,918	0	24,918
Balance at Dec. 31, 2021	$ 12	$ 2	$ 744,252	$ (267,232)	$ 477,034
Balance (in shares) at Dec. 31, 2021	118,025,410	19,937,500